PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Target Allocation for Plan Assets (Details)	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	2.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	9.00%
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	24.00%
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	26.00%
Pooled investment vehicles
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	32.00%
Other investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets, percentage	7.00%